UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21054

Name of Fund:  BlackRock Municipal Bond Investment Trust (BIE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$145	$163,427
Alaska — 0.3%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	180	140,440
California — 13.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	700	782,796
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	137,584
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	410	481,775
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	760	842,186
Riverside County Public Financing Authority, RB, 5.25%, 11/01/40 (a)	1,000	1,116,500
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	959,888
State of California, GO, Various Purposes, 6.00%, 3/01/33	685	830,165
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	500	594,045
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	210	244,650
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	160	188,070
Municipal Bonds	Par (000)	Value
California (concluded)
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	$1,000	$1,143,060

		7,320,719
Colorado — 2.8%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	750	855,412
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	580	657,726

		1,513,138
Florida — 8.4%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	105	120,558
County of Miami-Dade Florida, RB, Seaport, Series A, 6.00%, 10/01/38	1,875	2,250,412
County of Orange Florida Health Facilities Authority (a):
5.00%, 8/01/35	500	529,835
5.00%, 8/01/45	500	521,025
County of Osceola Florida, RB, Sales Tax, Series A:
5.00%, 10/01/40	200	221,792
5.00%, 10/01/44	465	511,630
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	305	348,850

		4,504,102
Georgia — 1.2%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	555	636,463
Illinois — 17.7%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	1,590	1,914,249
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	250	262,612
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	500	529,615
5.25%, 12/01/40	750	789,187

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts (concluded):
5.00%, 12/01/44	$565	$590,657
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	250	280,835
5.25%, 12/01/43	1,000	1,097,680
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	750	877,522
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,000	1,146,790
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	365	424,130
6.00%, 6/01/28	105	123,958
State of Illinois, GO:
5.25%, 2/01/31	255	265,616
5.25%, 2/01/32	500	518,645
5.50%, 7/01/33	500	536,370
5.50%, 7/01/38	110	116,925

		9,474,791
Indiana — 2.6%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,190	1,363,823
Kansas — 1.9%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	900	1,029,240
Kentucky — 1.8%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	939,416
Louisiana — 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
LCTCS Act 360 Project, 5.00%, 10/01/37	475	528,917
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	380	455,981
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	$315	$347,171

		1,332,069
Maine — 1.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	675	815,299
Massachusetts — 1.4%
Massachusetts Development Finance Agency, Refunding RB, Trustees of Deerfield Academy, 5.00%, 10/01/40	375	429,030
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	300	340,593

		769,623
Michigan — 3.4%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	485	565,607
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	570,410
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	530	650,130

		1,786,147
Mississippi — 2.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,280,990
Nevada — 4.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,149,180

2	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	$1,000	$1,162,190

		2,311,370
New Jersey — 5.6%
New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	750	786,187
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	610	643,965
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	695	772,583
Series AA, 5.50%, 6/15/39	760	802,925

		3,005,660
New York — 4.0%
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (c)	300	306,090
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	620	707,755
Metropolitan Transportation Authority, RB, Series A, 5.25%, 11/15/38	500	568,140
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	567,645

		2,149,630
Ohio — 2.8%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	840	937,163
Municipal Bonds	Par (000)	Value
Ohio (concluded)
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	$500	$573,945

		1,511,108
Pennsylvania — 7.5%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	345,159
Pennsylvania Turnpike Commission, RB:
Sub-Series A, 5.63%, 12/01/31	750	869,947
Sub-Series A, 6.00%, 12/01/16 (b)	1,500	1,622,355
Sub-Series C (AGC), 6.25%, 6/01/38	500	564,280
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	530	601,391

		4,003,132
Rhode Island — 1.8%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	990	955,231
South Carolina — 1.4%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	635	730,707
Texas — 10.6%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.00%, 1/01/41	890	1,026,170
Central Texas Transportation Commission Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	750	799,043
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	395	448,463
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (b)	470	529,592
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (b)	75	91,877
6.00%, 8/15/45	945	1,124,446

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	$500	$585,095
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	250	281,935
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	180	204,604
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	590,290

		5,681,515
Virginia — 0.8%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	145	159,396
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	200	236,494

		395,890
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	890	967,118
Total Municipal Bonds — 102.5%		54,781,048

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 19.6%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (e)	1,005	1,120,394
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	1,300	1,456,221
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (e)	1,410	1,643,151
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (concluded)
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (b)	$2,079	$2,481,941
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	225,244
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	2,234	2,574,713
University of California, RB, Series O, 5.75%, 5/15/19 (b)	810	953,303

		10,454,967
District of Columbia — 3.5%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	735	854,151
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/39	899	1,007,708

		1,861,859
Illinois — 7.3%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (b)	1,500	1,725,555
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,000	2,183,853

		3,909,408
Nevada — 3.2%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,709,100
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (e)	585	660,679
New Jersey — 3.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	1,000	1,084,310

4	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (concluded):
Series B, 5.25%, 6/15/36 (e)	$840	$860,690

		1,945,000
New York — 13.9%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	750	849,862
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF, 5.00%, 6/15/45	1,000	1,095,834
Series FF-2, 5.50%, 6/15/40	990	1,139,137
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,113,567
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,170	1,335,052
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	680	784,339
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	1,000	1,125,410

		7,443,201
Texas — 5.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (e)	1,050	1,180,423
Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Texas (concluded)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	$1,450	$1,657,756

		2,838,179
Virginia — 1.0%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	460	515,815
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 58.7%		31,338,208
Total Long-Term Investments (Cost — $77,649,196) — 161.2%		86,119,256

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (f)(g)	2,269,241	2,269,241
Total Short-Term Securities (Cost — $2,269,241) — 4.3%		2,269,241
Total Investments (Cost — $79,918,437*) — 165.5%		88,388,497
Liabilities in Excess of Other Assets — (1.8)%		(927,870)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.4)%		(16,240,534)
VRDP Shares, at Liquidation Value — (33.3)%		(17,800,000)

Net Assets Applicable to Common Shares — 100.0%		$53,420,093

* As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$63,829,914

Gross unrealized appreciation		$8,526,314
Gross unrealized depreciation		(203,568)

Net unrealized appreciation		$8,322,746

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,116,500	$11,090
Pershing LLC	$1,050,860	$1,435

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $4,102,786.

(f)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
FFI Institutional Tax-Exempt Fund	698,423	1,570,818	2,269,241	$641

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds
S/F	Single-Family

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(37)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$4,724,438	$(15,085)

6	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Investment Trust (BIE)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$86,119,256	—	$86,119,256
Short-Term Securities	$2,269,241	—	—	2,269,241

Total	$2,269,241	$86,119,256	—	$88,388,497

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(15,085)	—	—	$(15,085)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2015	7

Schedule of Investments (concluded)	BlackRock Municipal Bond Investment Trust (BIE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$49,950	—	—	$49,950
Liabilities:
TOB Trust Certificates	—	$(16,235,837)	—	(16,235,837)
VRDP Shares	—	(17,800,000)	—	(17,800,000)

Total	$49,950	$(34,035,837)	—	$(33,985,887)

During the ended May 31, 2015, there were no transfers between levels.

8	BLACKROCK MUNICIPAL BOND INVESTMENT TRUST	MAY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: July 23, 2015